Changes to Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Debt maturing within one year, beginning balance	$ 4,849
Long-term debt, beginning balance	50,303
Total, beginning balance	55,152
Proceeds from long-term borrowings	4,489	11,060
Repayments of long-term borrowings and capital leases obligations	(6,403)	(11,805)	(8,136)
Decrease in short-term obligations, excluding current maturities	(1,437)	1,928	(1,097)
Reclassifications of long-term debt	3,869	2,915
Debt acquired (Note 2)	122
Other	64
Debt maturing within one year, ending balance	4,369	4,849
Long-term debt, ending balance	47,618	50,303
Total, ending balance	51,987	55,152
Long-term Debt
Debt Instrument [Line Items]
Long-term debt, beginning balance	50,303
Proceeds from long-term borrowings	4,489
Reclassifications of long-term debt	(7,062)
Other	(112)
Long-term debt, ending balance	47,618
Debt Maturing Within One Year
Debt Instrument [Line Items]
Debt maturing within one year, beginning balance	4,849
Repayments of long-term borrowings and capital leases obligations	(6,403)
Decrease in short-term obligations, excluding current maturities	(1,437)
Reclassifications of long-term debt	7,062
Debt acquired (Note 2)	122
Other	176
Debt maturing within one year, ending balance	$ 4,369